--------------------------------------------------------------------------------
                                 ANNUAL REPORT
                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

                             WRL SERIES FUND, INC.
                                      AND
                        C.A.S.E RESERVE VARIABLE ANNUITY


                              WESTERN RESERVE LIFE
                             ASSURANCE CO. OF OHIO

February 1997
ACC00008 (2/97)

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            PAGE

Chairman's Letter .............................................               1
Report of Independent Accountants .............................               2

WRL SERIES FUND, INC ..........................................
 Portfolio Managers' Commentary:
  C.A.S.E. Growth Portfolio ...................................               4
  C.A.S.E. Growth & Income Portfolio ..........................               5
  C.A.S.E. Quality Growth Portfolio ...........................               6

 Schedules of Investments:
  C.A.S.E. Growth Portfolio ...................................               7
  C.A.S.E. Growth & Income Portfolio ..........................               9
  C.A.S.E. Quality Growth Portfolio ...........................              11
 Statements of Assets and Liabilities .........................              13
 Statements of Operations .....................................              14
 Statements of Changes in Net Assets ..........................              15
 Financial Highlights .........................................              16
 Notes to Financial Statements ................................              17

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
 Statements of Assets, Liabilities and Equity Accounts ........              21
 Statements of Operations .....................................              21
 Statements of Changes in Equity Accounts .....................              22
 Selected Per Unit Data and Ratios ............................              23
 Notes to Financial Statements ................................              24

The Portfolios of the WRL Series Fund, Inc. are made available through variable life insurance, variable annuity, and group annuity products issued by Western Reserve Life Assurance Co. of Ohio and its affiliates. The availability of certain Portfolios may vary from product to product.

[Picture of John R. Kenney]
JOHN R. KENNEY
CHAIRMAN OF THE BOARD

FELLOW CONTRACT OWNERS:

ALL'S WELL THAT ENDS WELL.

YES, DESPITE A SCARY SUMMER SELL-OFF AND MORE THAN A LITTLE NERVOUSNESS IN DECEMBER, INVESTORS STILL BID A FOND FAREWELL TO 1996, AND TO ANOTHER OUTSTANDING YEAR FOR THE MARKETS. OFFICIALLY, THE DOW JONES INDUSTRIAL AVERAGE GAINED 28.89% ON THE YEAR, THE S&P INDEX OF 500 COMMON STOCKS 22.96%, AND THE NASDAQ COMPOSITE 23.2% - REMARKABLE NUMBERS IN THEIR OWN RIGHT, BUT STUNNING WHEN CONSIDERED WITH 1995'S EXTRAORDINARY RETURNS.

NOT TOO SURPRISINGLY, EVEN AS THE MAJOR AVERAGES SEEMED TO PUSH ALMOST DAILY INTO UNCHARTED TERRITORY, THE DEBATES RAGED AS TO HOW LONG THE GOOD TIMES WOULD LAST. HOW LONG BEFORE STOCKS WOULD FINALLY "CORRECT." HOW LONG BEFORE THIS GREAT "BUBBLE" WOULD BURST. HOW LONG INVESTORS WOULD HANG AROUND AFTER THE FIRST SIGN OF TROUBLE.

SO IT GOES. IT IS, QUITE SIMPLY, THE NATURE OF THE BUSINESS FOR WELL-INTENTIONED FOLKS TO OFFER UP THEIR PROGNOSIS OF A BULL MARKET DURING A BULL MARKET. BUT THE FACT REMAINS, IT'S UTTERLY IMPOSSIBLE TO KNOW WHEN THE TOPS AND BOTTOMS WILL OCCUR. AND ANYONE WHO PRETENDS TO KNOW HAS DISPLACED FAITH IN THE FUTURE WITH SPECULATION ABOUT THE FUTURE.

THAT'S NOT TO SAY WE DON'T NEED TO PAY ATTENTION; WE DO. INDEED, PERHAPS IT'S A KEEN PERSPECTIVE, NOT INTELLECTUAL BRILLIANCE, THAT'S THE KEY TO INVESTMENT SUCCESS. AND IN THE END, FOR MOST INVESTORS THE IMPORTANT THING MAY BE NOT SO MUCH THEIR ABSOLUTE RETURNS, BUT THE STABILITY AND SUITABILITY OF THEIR PORTFOLIOS ALONG THE WAY.

THE C.A.S.E. RESERVE VARIABLE ANNUITY HAS BEEN DESIGNED TO HELP YOU CONSTRUCT YOUR OWN "HEALTHY" PORTFOLIO. THE THREE C.A.S.E. PORTFOLIOS - GROWTH, GROWTH & INCOME, AND QUALITY GROWTH - ARE MANAGED BY ONE OF THE INDUSTRY'S MOST UNIQUE INVESTMENT ADVISORY GROUPS, C.A.S.E. MANAGEMENT, INC. THROUGH C.A.S.E.'S INDEPENDENT AND FACTUAL ANALYSIS, EACH PORTFOLIO WORKS TOWARDS THE GOAL OF ACHIEVING HIGHER RETURNS. PLEASE TAKE A FEW MINUTES AND REVIEW THE PERSONAL COMMENTS FROM THE C.A.S.E. PORTFOLIO MANAGER ON HOW THE PORTFOLIOS HAVE BEEN INVESTED AND WHY. I INVITE YOU TO EVALUATE THESE REPORTS AND REVIEW THE DATA, INCLUDING MAJOR POSITIONS AND WEIGHTINGS. ALL OF THIS INFORMATION IS INTENDED TO PROVIDE YOU WITH AN INSIGHT INTO THE PORTFOLIOS' PERFORMANCE FOR THE PERIOD.

AS WE HEAD INTO 1997, THE ECONOMIC AND POLITICAL SETTINGS ARE CLOSE TO IDEAL FOR THE MARKETS. BUT, FOR WHAT IT'S WORTH, I WOULDN'T EXPECT TO SEE THE SAME KIND OF HISTORIC PERFORMANCE WE'VE WITNESSED OVER THE LAST TWO YEARS. WHAT I DO EXPECT IS FOR THE C.A.S.E. PORTFOLIOS TO STAY THE COURSE WHATEVER THE MARKET DOES AND FOCUS SQUARELY ON LONG-TERM RESULTS.

AS ALWAYS, OUR HIGHEST PRIORITY REMAINS THE SAFETY OF THE FUNDS YOU HAVE ENTRUSTED WITH US. OUR COMMITMENT IS TO PROVIDE YOU WITH SUPERIOR PRODUCTS AND EXCEPTIONAL SERVICE FOR THE LONG TERM. WE RESPECT YOUR PERSONAL TASK OF FINANCIAL PLANNING AND APPRECIATE THE OPPORTUNITY TO HELP.


                SINCERELY YOURS,

                /s/ JOHN R. KENNEY
                    ---------------
                    JOHN R. KENNEY


CHAIRMAN OF THE BOARD             CHAIRMAN OF THE BOARD,
WRL SERIES FUND, INC.             CHIEF EXECUTIVE OFFICER
                                  AND PRESIDENT
                                  WESTERN RESERVE LIFE
                                  ASSURANCE CO. OF OHIO

WRL SERIES FUND, INC.
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of the WRL Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the C.A.S.E. Growth, C.A.S.E. Growth & Income and C.A.S.E. Quality Growth Portfolios (three of the portfolios constituting the WRL Series Fund, Inc., hereafter referred to as the "Portfolios") at December 31, 1996, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended and for the period May 1, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1997

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account - C.A.S.E. Reserve Variable Annuity Contracts.

In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the C.A.S.E. Reserve Variable Annuity Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1996, the results of each of their operations for the year then ended, and the changes in each of their equity accounts and the selected per unit data and ratios for the year then ended and for the period May 1, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1997

WRL SERIES FUND, INC.
C.A.S.E. GROWTH PORTFOLIO
PORTFOLIO MANAGERS' COMMENTARY
For the year ended December 31, 1996
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND, INC.
            C.A.S.E. GROWTH PORTFOLIO AND THE WILSHIRE 5000 INDEX

                                    [GRAPH 1]

THE C.A.S.E. GROWTH PORTFOLIO WAS FUNDED MAY 1, 1995, WITH THE INVESTMENT OBJECTIVE OF CAPITAL GROWTH THROUGH INVESTMENTS IN COMMON STOCKS OF SMALL TO MEDIUM-SIZED COMPANIES. THE C.A.S.E. GROWTH PORTFOLIO FOR THIS PAST YEAR ENDED DECEMBER 31, 1996, RETURNED 17.50%. THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS GAINED 22.96% FOR THE SAME PERIOD.

GENERALLY, OUR STRATEGY IS TO INVEST IN STOCKS OF COMPANIES WITH WELL-ABOVE-AVERAGE MANAGEMENT, SOLID BALANCE SHEETS, BELOW MARKET PRICE TO EARNINGS RATIOS (ON BOTH A LEADING AND LAGGING BASIS), ABOVE MARKET INSIDER AND INSTITUTIONAL BUYING, AND EARNINGS ESTIMATES THAT ARE BEING REVISED UPWARDS. WHILE GENERALLY EMPLOYING A BUY-AND-HOLD POSTURE UNTIL FUNDAMENTALS DICTATE A CHANGE, THE PORTFOLIO MAY USE SHORT-TERM STRATEGIES TO TAKE ADVANTAGE OF CHANGING MARKET CONDITIONS.

THE PAST YEAR PROVED TO BE VERY DIFFICULT FOR FUNDS THAT CONCENTRATE THEIR HOLDINGS ON MID-AND SMALL-CAPITALIZED ISSUES. MOST INVESTORS COMPARED THE PERFORMANCE OF THESE FUNDS TO THE NASDAQ COMPOSITE THAT RECORDED A TREMENDOUS YEAR - UP 23.2% - BUT WAS DOMINATED BY A FEW NAMES. FOR EXAMPLE, IT IS ESTIMATED THAT IF INTEL AND MICROSOFT (TWO VERY LARGE CAPITALIZED COMPANIES) WERE NOT INCLUDED, THE NASDAQ COMPOSITE GAINED ONLY ABOUT HALF OF ITS 22.7%. WHILE THE C.A.S.E. GROWTH PORTFOLIO MAY HAVE LAGGED THE NASDAQ COMPOSITE LAST YEAR, ITS PERFORMANCE WAS VERY STRONG COMPARED TO LIPPER'S EQUITY INDEX OF ALL SMALL COMPANY GROWTH FUNDS' GAIN OF 14.5%, AND THE RUSSELL 2000'S GAIN OF 16.55%.

OUR PHILOSOPHY OF INVESTING IN COMPANIES WITH ABOVE-AVERAGE EARNINGS' CHARACTERISTICS AND BELOW-MARKET RISK PARAMETERS BALANCED BY PROPER DIVERSIFICATION IS PRODUCING ABOVE AVERAGE GAINS FOR OUR PARTICIPANTS. WE ARE CONFIDENT IN OUR APPROACH AND WITH UNDERLYING MARKET FUNDAMENTALS - A GROWING ECONOMY, CONTROLLED INFLATION, FLAT INTEREST RATES, AND HEALTHY CORPORATE PROFITS - STILL IN PLACE, WE CAN LOOK FORWARD TO ANOTHER GOOD YEAR.

THE STOCK MARKET CONTINUES TO BE DOMINATED BY EARNINGS AS IT REACHES NEW HIGHS. IN FACT, OF THE TWO DOZEN FUNDAMENTAL METHODOLOGIES USED PROFESSIONALLY TO EVALUATE INVESTMENTS, THE FIVE LEADING FACTORS GOVERNING PRICE MOVEMENT ARE ALL EARNINGS RELATED - CHANGE IN ANALYSTS' PROJECTIONS, QUARTERLY EARNINGS GROWTH RATE, EARNINGS SURPRISE FACTORS, THE CURRENT YEAR'S EARNINGS PROJECTION, AND HISTORICAL 5-YEAR GROWTH RATES. IN "EARNINGS" TERMS, THE MARKET APPEARS REASONABLY PRICED AT 19 TIMES TRAILING 12 MONTHS EARNINGS. IN THE PAST, MARKET TOPS HAVE OCCURRED AT LEVELS SLIGHTLY ABOVE THE CURRENT MULTIPLE OF 19.

STOCKS WHICH EXHIBIT FUNDAMENTALS OF EXCEPTIONAL STRENGTH WILL ORDINARILY DO BETTER THAN THE MARKET IN GOOD AS WELL AS BAD TIMES. THE BROAD REACH AND ECONOMIC SCOPE OF OUR STUDY DISCIPLINES LEND THEMSELVES TO INVESTING IN SELECTIVE ECONOMIC PERIODS, WHEN VOLATILITY AND UNCERTAINTY ARE PRESENT. THEREFORE, OUR APPROACH SEEMS WELL SUITED TO THE PERIOD AHEAD.

                                      /s/ WILLIAM E. LANGE
           [C.A.S.E. LOGO]                ----------------
                                          WILLIAM E. LANGE
                                          C.A.S.E. GROWTH PORTFOLIO MANAGER

This material must be preceded or accompanied by the Fund's current prospectus.

WRL SERIES FUND, INC.
C.A.S.E. GROWTH & INCOME PORTFOLIO
PORTFOLIO MANAGERS' COMMENTARY
For the year ended December 31, 1996
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND, INC.
                       C.A.S.E. GROWTH & INCOME PORTFOLIO
              AND THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS

                                    [GRAPH 2]

THE C.A.S.E. GROWTH AND INCOME PORTFOLIO WAS FUNDED MAY 1, 1995, WITH AN OBJECTIVE OF HIGH CURRENT INCOME AND MODERATE GROWTH THROUGH INVESTMENTS IN COMMON STOCKS OF WELL-PRICED, WELL-MANAGED, LARGE, STABLE, AND GROWING COMPANIES. THE PORTFOLIO INVESTS IN STOCKS OF COMPANIES THAT PAY ABOVE-MARKET DIVIDENDS, HAVE POSITIVE GROWTH RATES, AND HAVE DEMONSTRATED CAPITAL APPRECIATION THAT EXCEEDS THE RATE OF INFLATION. FOR THE CALENDAR YEAR ENDED DECEMBER 31, 1996, THE PORTFOLIO GAINED 19.22%. THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS ADVANCED 22.96% FOR THE SAME PERIOD.

THE STOCK MARKET ORDINARILY SERVES AS A BAROMETER THAT ANTICIPATES ECONOMIC EVENTS OCCURRING TWELVE TO EIGHTEEN MONTHS INTO THE FUTURE. DURING THIS PAST YEAR, THE MARKET HAS BECOME CONCERNED OVER GROWTH AND NEAR-TERM FLUCTUATIONS IN ECONOMIC DATA WITH LESS REGARD TO DIVIDENDS AND VALUATIONS. THIS ENVIRONMENT MADE IT DIFFICULT FOR THE PORTFOLIO TO OUTPACE THE MARKET. OUR APPROACH OF INVESTING IN LARGER CAPITALIZED COMPANIES WITH YIELDS EXCEEDING THE MARKET DID, HOWEVER, LEAD TO A SIGNIFICANT RETURN IN BELOW MARKET RISKS AND A CONSISTENCY OF THE ANNUAL RETURN.

OUR RESEARCH DISCIPLINES FOR THE PORTFOLIO LOOK FOR COMPANIES WITH STRONG BALANCE SHEETS, DEPENDABLE CASH FLOWS, HIGH PROFITABILITY, FAVORABLE VALUATIONS, AND A STRONG UPWARD TREND IN EARNINGS AND DIVIDEND GROWTH. IF THE ECONOMY SLOWS, WE SHOULD SEE A SLOWER PACE OF GROWTH DURING 1997. IF THAT OCCURS, THE VARIETY OF RATE-SENSITIVE EQUITIES THE PORTFOLIO SEEKS SHOULD ADVANCE AT A PACE GREATER THAN THE OVERALL MARKET.

AFTER TWO SIGNIFICANTLY ABOVE AVERAGE YEARS FOR THE EQUITY MARKET, 1997 MAY PROVE TO BE A GOOD YEAR, BUT LESS POSITIVE THAN THE PRIOR TWO. THE ECONOMY STILL IS GROWING AT A HEALTHY RATE, INFLATION APPEARS CONTROLLED, AND INTEREST RATES ARE STEADY, SO THE BIGGEST RISK MAY BE THE GROWTH OF CORPORATE PROFITS. IN CONDITIONS SUCH AS THESE, INVESTORS MAY MOVE THEIR MONEY TO MORE STEADILY GROWING DIVIDEND PAYING COMPANIES, LIKE THOSE OWNED IN THE C.A.S.E. GROWTH AND INCOME PORTFOLIO.

BY DESIGN, THE PORTFOLIO INVESTS IN COMPANIES WITH PRICE/EARNINGS RATIOS WHICH ARE NEARLY 25% LESS THAN THE MARKETS, ON BOTH A 12-MONTH LEADING AND 12-MONTH LAGGING BASIS. THESE SAME COMPANIES EXHIBIT YEAR-OVER-YEAR EARNINGS ADVANCEMENTS ABOVE 10%. ON A CONSERVATIVE VALUE BASIS, THEIR 10-YEAR COMPARATIVES ARE ONLY 75% OF THE S&P 500. WITH ITS STOCKS DISPLAYING STRONG FUNDAMENTAL UNDERPINNINGS, AN AVERAGE DIVIDEND YIELD GREATER THAN THE GENERAL MARKET'S, AND EARNINGS GROWTH RATES SIGNIFICANTLY GREATER THAN THE MARKET'S, THE PORTFOLIO APPEARS WELL-SUITED FOR THE CURRENT INVESTMENT CLIMATE AND ITS STATED OBJECTIVES.

          [C.A.S.E. LOGO]     /s/ WILLIAM E. LANGE
                                  ----------------
                                  WILLIAM E. LANGE
                                  C.A.S.E. GROWTH AND INCOME PORTFOLIO MANAGER

This material must be preceded or accompanied by the Fund's current prospectus.

WRL SERIES FUND, INC.
C.A.S.E. QUALITY GROWTH PORTFOLIO
PORTFOLIO MANAGERS' COMMENTARY
For the year ended December 31, 1996
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND, INC.
                        C.A.S.E. QUALITY GROWTH PORTFOLIO
              AND THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS

                                    [GRAPH 3]

THE C.A.S.E. QUALITY GROWTH PORTFOLIO WAS FUNDED MAY 1, 1995, WITH THE OBJECTIVE OF PRESERVATION AND GROWTH OF CAPITAL. THE PORTFOLIO INVESTS PRIMARILY IN COMMON STOCKS OF LARGE, WELL-MANAGED, WELL-PRICED COMPANIES WITH DEFINED MARKETS AND FINANCIAL STRATEGIES. IT ACHIEVED A RESPECTABLE RATE OF RETURN OF 17.54% FOR THE YEAR ENDED DECEMBER 31, 1996. THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS ADVANCED 22.96% FOR THE SAME PERIOD. THE MAIN DIFFERENCE IN PERFORMANCE WAS DUE TO THE SURGE IN THE TECHNOLOGY STOCKS, AND INVESTORS RATHER CAVALIER APPROACH TO REWARD PROFIT GROWTH WITH LITTLE OR NO REGARD TO VALUATION.

LARGE CAPITALIZED COMPANIES WERE THE STOCKS TO OWN LAST YEAR. WHILE MANY SMALLER CAPITALIZED COMPANIES GRABBED HEADLINES, IT WAS THE BIG COMPANIES THAT LED THE MARKET. THE C.A.S.E. PHILOSOPHY IS TO SEEK OUT COMPANIES WITH STRONG EARNINGS CHARACTERISTICS AND BELOW MARKET VALUATIONS. COMBINING INDIVIDUAL COMPANY REQUIREMENTS WITH A BROAD BASE OF INDUSTRIES AND SECTORS PROVIDES FOR PRUDENT RISK MANAGEMENT. IN OTHER WORDS, OUR APPROACH IS TO TAKE ONLY ABOUT 65% TO 75% OF MARKET RISK, WHILE ATTAINING THE POSITIVE EARNINGS FACTORS INVESTORS CHERISH. THIS CONSERVATIVE STYLE CAN HINDER UPSIDE RETURNS OVER SHORT PERIODS, BUT PROVIDES SOLID PROTECTION DURING DOWNTURNS. OUR BEST RECENT EVIDENCE AS TO THE VALIDITY OF OUR PHILOSOPHY IS THE MARKET'S DOWNTURN IN DECEMBER 1996 WHEN THE PORTFOLIO OUTPERFORMED THE S&P BY ABOUT 50%.

AS WE MOVE INTO 1997, THE TRENDS THAT PUSHED THE MARKET SO WELL IN 1996 ARE STILL IN PLACE - A HEALTHY ECONOMY, FLAT INTEREST RATES, CONTROLLED INFLATION, AND RISING CORPORATE PROFITS. ANY CHANGE IN THE DELICATE BALANCE BETWEEN ECONOMIC GROWTH AND INFLATION, HOWEVER, AND THE INVESTMENT ENVIRONMENT COULD CHANGE DRAMATICALLY. ACCORDINGLY, WE ARE CONFIDENT IN THE PHILOSOPHY OF THE C.A.S.E. QUALITY GROWTH PORTFOLIO, AND BELIEVE WE CAN CONTINUE TO ACHIEVE SIGNIFICANT GAINS FOR OUR INVESTORS ON A RISK-ADJUSTED RETURN BASIS. AS A MATTER OF POLICY, WE RESIST ANY TEMPTATION TO TIME MARKETS. OUR SECTOR AND INDUSTRY WEIGHTINGS REFLECT OUR BEST JUDGMENT OF THE NEAR AND LONG-TERM DIRECTION OF OUR ECONOMY AS A WHOLE AND THE STOCK MARKET IN PARTICULAR.

IN TERMS OF THE STRATEGIC ALIGNMENTS OF THE PORTFOLIO, OUR PRICE/EARNINGS RATIO, ON BOTH A 12-MONTH LEADING AND 12-MONTH LAGGING BASIS, IS MORE CONSERVATIVE THAN THE AVERAGE OF THE S&P 500. OUR AVERAGE STOCK IS ALSO REVISING ITS EARNINGS ESTIMATES UPWARD AND THE YEAR-OVER-YEAR GROWTH OF SALES AND EARNINGS AVERAGE IS ABOVE 15%. STOCKS WHICH EXHIBIT SUCH "ABOVE THE MARKET" FUNDAMENTALS ORDINARILY PERFORM BETTER THAN THE GENERAL MARKET.

THE COMPANIES WHICH WERE SELECTED ARE BROADLY DIVERSIFIED, WELL-MANAGED, AND REFLECT BALANCE SHEETS WHICH PROVIDE A BASIS FOR FUTURE CONFIDENCE. WE MONITOR TWO DOZEN OF THE INDUSTRY'S MOST ADVANCED AND RELIABLE STUDY DISCIPLINES. WE BELIEVE THAT IF WE HOLD FAST TO OUR DISCIPLINE FOR UNCOVERING COMPANIES WITH ABOVE-AVERAGE CHARACTERISTICS, WE WILL ACHIEVE ABOVE-AVERAGE RETURNS IN BOTH GOOD AND BAD MARKET ENVIRONMENTS.


          [C.A.S.E. LOGO]     /s/ WILLIAM E. LANGE
                                  ----------------
                                  WILLIAM E. LANGE
                                  C.A.S.E. QUALITY GROWTH PORTFOLIO MANAGER

This material must be preceded or accompanied by the Fund's current prospectus.

WRL SERIES FUND, INC.
C.A.S.E. GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31,1996

                                                  NUMBER OF      MARKET
                                                   SHARES         VALUE
                                                 -----------   -----------
COMMON STOCKS (80.37%)

  AEROSPACE (1.56%)

 AAR Corporation ............................        13,700    $  414,425

  AGRICULTURE (1.47%)

 Chiquita Brands International, Inc. ........        30,600       390,150

  APPAREL PRODUCTS (1.77%)

 Pillowtex ..................................        16,600       298,800
 U.S. Industries, Inc. (a) ..................         5,000       171,875

  APPAREL & ACCESSORY STORES (1.00%)

 Gymboree Corp. (a) .........................        11,600       265,350

  BUSINESS SERVICES (1.73%)

 Equifax, Inc. ..............................        15,000       459,375

  CHEMICALS & ALLIED PRODUCTS (1.81%)

 Ethyl Corporation ..........................        50,000       481,250

  COMMERCIAL BANKS (4.92%)

 City National Corporation ..................        20,500       443,313
 Magna Group, Inc. ..........................        13,100       386,450
 Provident Bankshares Corporation ...........         1,586        61,834
 Summit Bancorp .............................         9,500       415,625

  COMMUNICATION (1.19%)

 360 Communications Company (a) .............        13,700       316,813

  COMMUNICATIONS EQUIPMENT (3.84%)

 C-Cube Microsystems, Inc. (a) ..............        11,000       406,313
 DSC Communications Corporation (a) .........        13,000       232,375
 Picturetel Corporation (a) .................        14,700       382,200

  COMPUTER & DATA PROCESSING SERVICE (7.44%)

 Banyan Systems, Inc. (a) ...................        33,100       148,950
 BMC Software, Inc. (a) .....................         6,000       248,250
 Control Data Systems, Inc. (a) .............        20,700       455,400
 Oracle Corporation (a) .....................        11,400       475,950
 S3 Incorporated (a) ........................        25,600       416,000
 Sun Microsystems, Inc. (a) .................         9,000       231,187

  COMPUTER & OFFICE EQUIPMENT (2.96%)

 Cisco Systems, Inc. (a) ....................         4,500       286,313
 Xircom, Inc. (a) ...........................        23,000       500,250

  ELECTRIC SERVICES (1.48%)

 Calenergy, Inc. (a) ........................        11,700       393,413

COMMON STOCKS (CONTINUED)

  ELECTRONIC COMPONENTS & ACCESSORIES (2.92%)

 Atmel Corporation (a) ......................        11,300    $  374,313
 LSI Logic Corporation (a) ..................        15,000       401,250

  FOOD & KINDRED PRODUCTS (3.23%)

 Dean Foods Company .........................        15,000       483,750
 Interstate Bakeries Corporation ............         7,600       373,350

  FURNITURE & FIXTURES (1.74%)

 HON Industries, Inc. .......................        14,000       462,000

  GAS PRODUCTION & DISTRIBUTION (1.24%)

 National Fuel Gas Company ..................         8,000       330,000

  HEALTH SERVICES (2.54%)

 Chronimed, Inc. (a) ........................        21,200       288,850
 NovaCare, Inc. (a) .........................        35,000       385,000

  HOTELS & OTHER LODGING PLACES (1.29%)

 Prime Hospitality Corp. (a) .................       21,300       343,462

  INDUSTRIAL MACHINERY & EQUIPMENT (4.21%)

 Global Industrial Technologies, Inc. (a)  ...       22,800       504,450
 SPS Technologies, Inc. (a) ..................        5,800       372,650
 U.S. Filter Corporation (a) .................        7,550       239,712

  INSTRUMENTS & RELATED PRODUCTS (2.80%)

 GenRad, Inc. (a) ............................       12,000       279,000
 Perkin-Elmer Corporation ....................        7,900       465,112

  LIFE INSURANCE (2.01%)

 SunAmerica, Inc. ............................       12,000       532,500

  MACHINERY, EQUIPMENT & SUPPLIES (1.65%)

 Kaman Corporation - Class A .................       33,600       436,800

  OIL & GAS EXTRACTION (6.70%)

 Noble Drilling Corporation (a) ..............       16,900       335,888
 Oryx Energy Company (a) .....................        5,000       123,750
 Rowan Companies, Inc. (a) ...................       24,000       543,000
 Santa Fe Energy Resources, Inc. (a) .........       29,900       414,862
 Southwestern Energy Company .................       23,900       361,487

  PAPER & ALLIED PRODUCTS (1.68%)

 Mosinee Paper Corporation ...................       12,600       447,300

  PAPER & PAPER PRODUCTS (1.51%)

 Caraustar Industries, Inc. ..................       12,100    $  402,325

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
C.A.S.E. GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31,1996

                                                  NUMBER OF      MARKET
                                                   SHARES         VALUE
                                                 -----------   ------------
COMMON STOCKS (CONTINUED)

  PHARMACEUTICALS (1.90%)

 Biogen, Inc. (a) ...........................        13,000    $   503,750

  PRIMARY METAL INDUSTRIES (2.29%)

 Oregon Steel Mills, Inc. ...................        19,800        331,650
 Steel Technologies, Inc. ...................        20,900        276,925

  RADIO & TELEVISION BROADCASTING (0.89%)

 HSN Inc. (a) ...............................         9,900        235,125

  RADIO, TELEVISION, & COMPUTER STORES (0.29%)

 Bell Microproducts, Inc. (a) ...............         8,800         78,100

  RETAIL TRADE (1.65%)

 Price/Costco, Inc. (a) .....................        17,400        437,175

  SECURITY & COMMODITY BROKERS (1.51%)

 Paine Webber Group, Inc. ...................        14,300        402,188

  TELECOMMUNICATIONS (2.16%)

 WorldCom, Inc. (a) .........................        22,000        573,375

  TEXTILE MILL PRODUCTS (1.33%)

 Mohawk Industries, Inc. (a) ................        16,000        352,000

  WATER TRANSPORTATION (1.87%)

 Tidewater, Inc. ............................        11,000        497,750

  WHOLESALE TRADE DURABLE GOODS (0.43%)

 Wyle Electronics ...........................         2,900        114,550

  WHOLESALE TRADE NONDURABLE GOODS (1.36%)

 Richfood Holdings, Inc. ....................        14,900        361,325
                                                               -----------
 Total Common Stocks
 (cost: $19,785,427) ......................................     21,346,585
                                                               -----------
 Total Investment Securities
 (cost: $19,785,427) ......................................    $21,346,585
                                                               ===========
SUMMARY
 Investments at value .......................         80.37%   $21,346,585
 Other Assets in
   Excess of Liabilities ....................         19.63%     5,212,947
                                                -----------    -----------
 Net Assets .................................        100.00%   $26,559,532
                                                ===========    ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No income dividends were paid during the preceding twelve months.

                      See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
C.A.S.E. GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31,1996

                                                  NUMBER OF      MARKET
                                                   SHARES         VALUE
                                                 -----------   -----------
COMMON STOCKS (91.92%)

  AEROSPACE (4.69%)

 AAR Corporation ............................         1,800    $   54,450
 Northrop Grumman Corporation ...............           500        41,374

  CHEMICALS & ALLIED PRODUCTS (8.97%)

 Ethyl Corporation ..........................         4,900        47,162
 E.I. Dupont De Nemours & Company ...........           500        47,187
 PPG Industries, Inc. .......................           800        44,900
 Quaker Chemical Corporation ................         2,700        44,212


  COMMERCIAL BANKS (9.36%)

 First Chicago NBD Corporation ..............           805        43,293
 MBNA Corporation ...........................         1,300        53,950
 NationsBank Corporation ....................           500        48,875
 PNC Bank Corporation .......................         1,200        45,150

  COMMUNICATION (0.32%)

 360 Communications Company (a) .............           283         6,544

  DEPARTMENT STORES (2.88%)

 Dayton Hudson Corporation ..................         1,500        58,875

  ELECTRIC SERVICES (1.43%)

 Unicom Corporation .........................         1,080        29,295

  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (4.23%)

 General Electric Company ...................           495        48,943
 Maytag Corporation .........................         1,900        37,525

  FOOD & KINDRED PRODUCTS (2.37%)

 Dean Foods Company .........................         1,500        48,375

  GAS PRODUCTION & DISTRIBUTION (5.77%)

 Eastern Enterprises ........................         1,000        35,375
 National Fuel Gas Company ..................         1,100        45,375
 People's Energy Corporation ................         1,100        37,263

  INDUSTRIAL MACHINERY & EQUIPMENT (4.14%)

 Deere & Company ............................           900        36,563
 Harris Corporation .........................           700        48,038

  INSTRUMENTS & RELATED PRODUCTS (4.31%)

 Eastman Kodak Company ......................           585        46,946
 Perkin-Elmer Corporation ...................           700        41,213

  LEATHER & LEATHER PRODUCTS (1.62%)

 Brown Group, Inc. ..........................         1,800        33,075

  LIFE INSURANCE (2.31%)

 Travelers Group, Inc. ......................         1,040        47,190

COMMON STOCKS (CONTINUED)

  MACHINERY, EQUIPMENT & SUPPLIES (2.48%)

 Kaman Corporation ..........................         3,900    $   50,700

  MINING (1.79%)

 Vulcan Materials Company ...................           600        36,525

  OIL & GAS EXTRACTION (1.97%)

 Dresser Industries, Inc. ...................         1,300        40,300

  PERSONAL CREDIT INSTITUTIONS (2.26%)

 Household International, Inc. ..............           500        46,125

  PETROLEUM REFINING (6.52%)

 Chevron Corporation ........................           800        52,000
 Mobil Corporation ..........................           300        36,675
 Unocal Corporation .........................         1,100        44,688

  PETROLEUM & PETROLEUM PRODUCTS (0.83%)

 Pennzoil Company ............................          300        16,950

  PHARMACEUTICALS (6.35%)

 Bristol-Myers Squibb Company ................          400        43,500
 Gillette Company ............................          600        46,650
 Merck & Co., Inc. ...........................          500        39,625

  PRIMARY METAL INDUSTRIES (2.21%)

 Oregon Steel Mills, Inc. ....................        2,700        45,225

  RESIDENTIAL BUILDING CONSTRUCTION (1.95%)

 Kaufman & Broad Home Corporation ............        3,100        39,913

  SECURITY & COMMODITY BROKERS (2.39%)

 Merrill Lynch & Company, Inc. ...............          600        48,900

  TELECOMMUNICATIONS (4.06%)

 Ameritech Corporation .......................          600        36,375
 SBC Communications, Inc. ....................          900        46,575

  TEXTILE MILL PRODUCTS (2.00%)

 Sara Lee Corporation ........................        1,100        40,975

  TOBACCO PRODUCTS (2.20%)

 Philip Morris Companies, Inc. ...............          400        45,050

  WHOLESALE TRADE NONDURABLE GOODS (2.51%)

 Universal Corporation .......................        1,600        51,400
                                                              -----------
 Total Common Stocks
 (cost: $1,627,629) ........................................    1,879,299
                                                              -----------
 Total Investment Securities
 (cost: $1,627,629) ........................................  $ 1,879,299
                                                              ===========

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
C.A.S.E. GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31,1996

                                                  NUMBER OF      MARKET
                                                   SHARES         VALUE
                                                 -----------   -----------
SUMMARY
  Investments at value ......................         91.92%   $ 1,879,299
  Other Assets in
   Excess of Liabilities ....................          8.08%       165,104
                                                -----------    -----------
  Net Assets ................................        100.00%   $ 2,044,403
                                                ===========    ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No income dividends were paid during the preceding twelve months.


                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
C.A.S.E. QUALITY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31,1996



                                                  NUMBER OF      MARKET
                                                   SHARES         VALUE
                                                 -----------   -----------
COMMON STOCKS (99.52%)

  AEROSPACE (1.79%)

 Northrop Grumman Corporation ...............           400   $    33,100

  APPAREL PRODUCTS (2.23%)

 U.S. Industries, Inc. (a) ..................         1,200        41,250

  APPAREL & ACCESSORY STORES (1.11%)

 Gymboree Corp. (a) .........................           900        20,587

  AUTOMOTIVE (2.14%)

 TRW Inc. ...................................           800        39,600

  BEVERAGES (1.70%)

 Coca-Cola Company ..........................           600        31,574

  CHEMICALS & ALLIED PRODUCTS (6.34%)

 E.I. Dupont De Nemours & Company ...........           400        37,750
 Morton International, Inc. .................           900        36,674
 The Procter & Gamble Company ...............           400        43,000

  COMMERCIAL BANKS (9.37%)

 First Chicago NBD Corporation ..............           779        41,854
 MBNA Corporation ...........................         1,000        41,500
 NationsBank Corporation ....................           500        48,874
 PNC Bank Corporation .......................         1,100        41,388

  COMPUTER & DATA PROCESSING SERVICE (3.40%)

 Computer Associates International, Inc. ....           600        29,850
 Oracle Corporation (a) .....................           800        33,300

  COMPUTER & OFFICE EQUIPMENT (1.72%)

 Cisco Systems, Inc. (a) .....................          500        31,813

  DEPARTMENT STORES (1.91%)

 Dayton Hudson Corporation ...................          900        35,325

  ELECTRICAL GOODS (2.15%)

 Westinghouse Electric Corporation ...........        2,000        39,750

  ELECTRONIC COMPONENTS & ACCESSORIES (2.83%)

 Intel Corporation ...........................          400        52,350

  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.13%)

 General Electric Company ....................          400        39,550

  GAS PRODUCTION & DISTRIBUTION (3.55%)

 Eastern Enterprises .........................          900        31,838
 People's Energy Corporation .................        1,000        33,875

COMMON STOCKS (CONTINUED)

  HEALTH SERVICES (2.01%)

 Tenet Healthcare Corporation (a) ............        1,700    $   37,188

  HOTELS & OTHER LODGING PLACES (2.16%)

 MGM Grand, Inc. (a) .........................          500        17,438
 Prime Hospitality Corp. (a) .................        1,400        22,575

  INDUSTRIAL MACHINERY & EQUIPMENT (5.91%)

 Deere & Company .............................          900        36,563
 Harris Corporation ..........................          600        41,175
 U.S. Filter Corporation (a) .................        1,000        31,750

  INSTRUMENTS & RELATED PRODUCTS (3.32%)

 Eastman Kodak Company .......................          400        32,100
 Perkin-Elmer Corporation ....................          500        29,438

  INSURANCE (2.46%)

 MGIC Investment Corporation .................          600        45,600

  LIFE INSURANCE (4.20%)

 Sunamerica, Inc. ............................          800        35,500
 Travelers Group, Inc. .......................          933        42,349

  MEDICAL INSTRUMENTS & SUPPLIES (2.14%)

 Mallinckrodt, Inc. ..........................          900        39,713

  OIL & GAS EXTRACTION (6.49%)

 Dresser Industries, Inc. ....................        1,200        37,200
 Oryx Energy Company (a) .....................        1,900        47,025
 Santa Fe Energy Resources, Inc. (a) .........        2,600        36,075

  PETROLEUM REFINING (1.97%)

 Unocal Corporation ..........................          900        36,563

  PETROLEUM & PETROLEUM PRODUCTS (1.52%)

 Pennzoil Company ............................          500        28,250

  PHARMACEUTICALS (8.35%)

 Amgen, Inc. (a) .............................          600        32,625
 Bristol-Myers Squibb Company ................          400        43,500
 Gillette Company ............................          500        38,875
 Merck & Company, Inc. .......................          500        39,625

  PRINTING & PUBLISHING (1.88%)

 Times Mirror Company ........................          700        34,825

  REAL ESTATE (0.09%)

 Castle & Cooke, Inc. (a) ....................          110         1,746

  RETAIL TRADE (2.17%)

 Price/Costco, Inc. (a) ......................        1,600        40,200


                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
C.A.S.E. QUALITY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31,1996



                                                  NUMBER OF      MARKET
                                                   SHARES         VALUE
                                                 -----------   -----------
COMMON STOCKS (CONTINUED)

  SECURITY & COMMODITY BROKERS (2.20%)

 Merrill Lynch & Company, Inc. ..............           500    $    40,750

  TELECOMMUNICATIONS (6.12%)

 Ameritech Corporation ......................           500         30,313
 SBC Communications, Inc. ...................           800         41,400
 WorldCom, Inc. (a) .........................         1,600         41,700

  TEXTILE MILL PRODUCTS (2.01%)

 Sara Lee Corporation .......................         1,000         37,250

  WHOLESALE TRADE DURABLE GOODS (2.15%)

 Johnson & Johnson ..........................           800         39,800
                                                               -----------
 Total Common Stocks
 (cost: $1,628,519) ........................................     1,843,913
                                                               -----------
 Total Investment Securities
 (cost: $1,628,519) ........................................   $ 1,843,913
                                                               ===========
SUMMARY

 Investments at value .......................         99.52%   $ 1,843,913
 Other Assets in
  Excess of Liabilities .....................          0.48%         8,902
                                                -----------    -----------
 Net Assets .................................        100.00%   $ 1,852,815
                                                ===========    ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No income dividends were paid during the preceding twelve months.


                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
At December 31, 1996
--------------------------------------------------------------------------------

                                                                                             C.A.S.E.           C.A.S.E.
                                                                       C.A.S.E. GROWTH    GROWTH & INCOME    QUALITY GROWTH
                                                                          PORTFOLIO         PORTFOLIO          PORTFOLIO
ASSETS:
 Investments in securities, at cost ..............................       $19,785,427       $ 1,627,629       $ 1,628,519
                                                                         ===========       ===========       ===========
 Investments in securities, at market value ......................       $21,346,585       $ 1,879,299       $ 1,843,913
 Short-term securities, at amortized cost ........................                 0                 0                 0
 Cash ............................................................         5,196,843           160,347             7,832
 Cash collateral for securities on loan ..........................                 0                 0                 0
 Receivables:
  Securities sold ................................................                 0                 0                 0
  Interest .......................................................            19,058             1,180               588
  Dividends ......................................................            18,738             6,361             2,939
  Foreign receivable .............................................                 0                 0                 0
  Foreign currency contracts .....................................                 0                 0                 0
  Other ..........................................................                 0                 0                 0
                                                                         -----------       -----------       -----------
   Total assets ..................................................        26,581,224         2,047,187         1,855,272
                                                                         -----------       -----------       -----------
LIABILITIES:
 Securities purchased ............................................                 0                 0                 0
 Accounts payable and accrued liabilities:
  Investment advisory fees .......................................            17,354             1,485             1,311
  Due to custodian ...............................................                 0                 0                 0
  Dividends to shareholders ......................................                 0                 0                 0
  Deposits for securities on loan ................................                 0                 0                 0
  Foreign currency contracts .....................................                 0                 0                 0
  Other fees .....................................................             4,338             1,299             1,146
                                                                         -----------       -----------       -----------
   Total liabilities .............................................            21,692             2,784             2,457
                                                                         -----------       -----------       -----------
    Total net assets .............................................       $26,559,532       $ 2,044,403       $ 1,852,815
                                                                         ===========       ===========       ===========
NET ASSETS:
 Capital stock shares authorized .................................        75,000,000        75,000,000        75,000,000
                                                                         ===========       ===========       ===========
 Capital stock ($.01 par value) ..................................       $    19,796       $     1,599       $     1,508
 Additional paid-in-capital ......................................        24,766,368         1,760,977         1,623,605
 Accumulated undistributed net investment income (loss) ..........            12,212            10,157             2,308
 Accumulated undistributed net realized gain (loss) on:
  Investment and foreign currency transactions ...................           199,998            20,000            10,000
 Net unrealized appreciation (depreciation) on:
  Investment securities ..........................................         1,561,158           251,670           215,394
  Foreign currency transactions ..................................                 0                 0                 0
                                                                         -----------       -----------       -----------
 Net assets applicable to outstanding shares of capital ..........       $26,559,532       $ 2,044,403       $ 1,852,815
                                                                         ===========       ===========       ===========
 Shares outstanding at December 31, 1996 .........................         1,979,552           159,855           150,802
                                                                         ===========       ===========       ===========
 Net asset value per share .......................................       $     13.42       $     12.79       $     12.29
                                                                         ===========       ===========       ===========

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
STATEMENTS OF OPERATIONS
For the year ended December 31, 1996
--------------------------------------------------------------------------------

                                                                                              C.A.S.E.          C.A.S.E.
                                                                       C.A.S.E. GROWTH    GROWTH & INCOME    QUALITY GROWTH
                                                                          PORTFOLIO          PORTFOLIO         PORTFOLIO
INVESTMENT INCOME:
 Interest ........................................................       $   116,472        $    12,188       $     6,727
 Dividends .......................................................            91,321             39,460            24,232
 Foreign tax withheld ............................................              (371)                 0                 0
                                                                         -----------        -----------       -----------
  Total investment income ........................................           207,422             51,648            30,959
                                                                         -----------        -----------       -----------
EXPENSES:
 Investment advisory fees ........................................            83,931             13,903            12,683
 Printing and shareholder reports ................................            52,569              6,961             7,022
 Custody fees ....................................................            35,088             33,505            32,970
 Legal fees ......................................................               328                 13                15
 Auditing and accounting fees ....................................             3,000              3,000             3,000
 Directors fees ..................................................               123                  5                 6
 Registration fees ...............................................               102                 50                50
 Other fees ......................................................             3,496                 54                86
                                                                         -----------        -----------       -----------
  Total expenses .................................................           178,637             57,491            55,832

 Less:
  Advisory fee waiver and expense reimbursement ..................            73,269             33,658            34,335
  Fees paid indirectly ...........................................               454                 29                52
                                                                         -----------        -----------       -----------
    Net expenses .................................................           104,914             23,804            21,445
                                                                         -----------        -----------       -----------
 Net investment income (loss) ....................................           102,508             27,844             9,514
                                                                         -----------        -----------       -----------
 Net realized gain (loss) on:
  Investment securities ..........................................           629,925            102,838            66,177
  Foreign currency transactions ..................................                 0                  0                 0
                                                                         -----------        -----------       -----------
   Total net realized gain (loss) ................................           629,925            102,838            66,177
                                                                         -----------        -----------       -----------
 Change in unrealized appreciation (depreciation) on:
  Investment securities ..........................................         1,514,389            175,723           189,665
  Foreign currency transactions ..................................                 0                  0                 0
                                                                         -----------        -----------       -----------
   Total change in unrealized appreciation (depreciation) ........         1,514,389            175,723           189,665
                                                                         -----------        -----------       -----------
  Net gain (loss) on investments .................................         2,144,314            278,561           255,842
                                                                         -----------        -----------       -----------
   Net increase (decrease) in net assets resulting from operations       $ 2,246,822        $   306,405       $   265,356
                                                                         ===========        ===========       ===========

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the year or period ended
--------------------------------------------------------------------------------

                                                                                                    C.A.S.E.
                                                                 C.A.S.E. GROWTH                 GROWTH & INCOME
                                                                   PORTFOLIO                        PORTFOLIO
                                                                  December 31                      December 31
                                                          ----------------------------    ----------------------------
                                                               1996          1995 (a)        1996           1995 (a)
                                                          ------------    ------------    ------------    ------------
OPERATIONS:
  Net investment income (loss) ........................   $    102,508    $     11,328    $     27,844    $     12,927
  Net realized gain (loss) on investments and
    foreign currency transactions .....................        629,925          81,032         102,838           6,401
  Change in unrealized appreciation (depreciation)
    on investments and foreign currency transactions ..      1,514,389          46,769         175,723          75,947
                                                          ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets
    resulting from operations .........................      2,246,822         139,129         306,405          95,275
                                                          ------------    ------------    ------------    ------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income ...............................        (95,636)        (10,990)        (18,112)        (12,902)
  In excess of net investment income ..................              0               0               0               0
  Net realized gains ..................................       (429,926)        (76,031)        (82,838)         (6,001)
  In excess of net realized gains .....................              0               0               0               0
                                                          ------------    ------------    ------------    ------------
   Total distributions ................................       (525,562)        (87,021)       (100,950)        (18,903)
                                                          ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares ...................     23,037,532       2,442,347         894,348         991,742
  Dividends and distributions reinvested ..............        525,562          87,021         100,950          18,903
  Cost of shares repurchased ..........................     (1,303,064)         (3,234)       (239,812)         (3,555)
                                                          ------------    ------------    ------------    ------------
   Increase (decrease) in net assets from capital
     share transactions ...............................     22,260,030       2,526,134         755,486       1,007,090
                                                          ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets ...............     23,981,290       2,578,242         960,941       1,083,462

NET ASSETS:
 Beginning of period ..................................      2,578,242               0       1,083,462               0
                                                          ------------    ------------    ------------    ------------
 End of period ........................................   $ 26,559,532    $  2,578,242    $  2,044,403    $  1,083,462
                                                          ============    ============    ============    ============
  Undistributed net investment income .................   $     12,212    $        338    $     10,157    $         25
                                                          ============    ============    ============    ============
SHARE ACTIVITY:
 Shares outstanding--beginning of period ..............        221,168               0          96,056               0
                                                          ------------    ------------    ------------    ------------
 Shares issued ........................................      1,821,039         213,996          74,668          94,718
 Shares issued--reinvestment of dividends
   and distributions ..................................         39,166           7,465           7,803           1,676
 Shares redeemed ......................................       (101,821)           (293)        (18,672)           (338)
                                                          ------------    ------------    ------------    ------------
 Increase (decrease) in shares outstanding ............      1,758,384         221,168          63,799          96,056
                                                          ------------    ------------    ------------    ------------
 Shares outstanding--end of period ....................      1,979,552         221,168         159,855          96,056
                                                          ============    ============    ============    ============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                     C.A.S.E.
                                                                 QUALITY GROWTH
                                                                    PORTFOLIO
                                                                   December 31
                                                          ----------------------------
                                                              1996          1995 (a)
                                                          ------------    ------------
OPERATIONS:
Net investment income (loss) ..........................   $      9,514    $      9,295
Net realized gain (loss) on investments and
foreign currency transactions .........................         66,177          46,323
Change in unrealized appreciation (depreciation)
on investments and foreign currency transactions ......        189,665          25,729
                                                          ------------    ------------
Net increase (decrease) in net assets
resulting from operations .............................        265,356          81,347
                                                          ------------    ------------
DISTRIBUTION TO SHAREHOLDERS:
Net investment income .................................         (9,535)         (9,274)
In excess of net investment income ....................         (3,925)              0
Net realized gains ....................................        (52,944)        (43,323)
In excess of net realized gains .......................              0               0
                                                          ------------    ------------
Total distributions ...................................        (66,404)        (52,597)
                                                          ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares .....................        690,792       1,072,213
Dividends and distributions reinvested ................         66,404          52,597
Cost of shares repurchased ............................       (253,304)         (3,589)
                                                          ------------    ------------
  Increase (decrease) in net assets from capital
     share transactions ...............................        503,892       1,121,221
                                                          ------------    ------------
  Net increase (decrease) in net assets ...............        702,844       1,149,971

NET ASSETS:
 Beginning of period ..................................      1,149,971               0
                                                          ------------    ------------
 End of period ........................................   $  1,852,815    $  1,149,971
                                                          ============    ============
  Undistributed net investment income .................   $      2,308    $         21
                                                          ============    ============
SHARE ACTIVITY:
 Shares outstanding--beginning of period ..............        106,076               0
                                                          ------------    ------------
 Shares issued ........................................         61,432         101,557
 Shares issued--reinvestment of dividends
   and distributions ..................................          5,367           4,852
 Shares redeemed ......................................        (22,073)           (333)
                                                          ------------    ------------
 Increase (decrease) in shares outstanding ............         44,726         106,076
                                                          ------------    ------------
 Shares outstanding--end of period ....................        150,802         106,076
                                                          ============    ============

(a) The inception of this portfolio was May 1, 1995.

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
FINANCIAL HIGHLIGHTS*
For the period ended
--------------------------------------------------------------------------------

                                                          C.A.S.E.                      C.A.S.E.
                                                     GROWTH PORTFOLIO          GROWTH & INCOME PORTFOLIO
                                                        December 31                   December 31
                                                  -----------------------      -------------------------
                                                    1996          1995(c)        1996           1995(c)
                                                  --------       --------      ---------       ---------
Net asset value, beginning of period ........     $  11.66       $  10.00       $  11.28       $  10.00

 Income from operations:
  Net investment income (loss) ..............         0.12           0.12           0.20           0.21
  Net realized and unrealized gain (loss)
    on investments ..........................         1.92           2.49           1.98           1.38
                                                  --------       --------       --------       --------
   Total income (loss) from operations ......         2.04           2.61           2.18           1.59
                                                  --------       --------       --------       --------
 Distributions:
  Dividends from net investment income ......        (0.05)         (0.12)         (0.12)         (0.21)
  Dividends in excess of net investment
    income ..................................         0.00           0.00           0.00           0.00
  Distributions from net realized gains
    on investments ..........................        (0.23)         (0.83)         (0.55)         (0.10)
  Distributions in excess of net realized
    gains on investments ....................         0.00           0.00           0.00           0.00
                                                  --------       --------       --------       --------
   Total distributions ......................        (0.28)         (0.95)         (0.67)         (0.31)
                                                  --------       --------       --------       --------
Net asset value, end of period ..............        13.42       $  11.66       $  12.79       $  11.28
                                                  ========       ========       ========       ========
Total return (a) ............................        17.50%         20.65%         19.22%         14.80%

Ratios and supplemental data:
 Net assets at end of period
   (in thousands) ...........................     $ 26,560       $  2,578       $  2,044       $  1,083
 Ratio of expenses to average
   net assets (b) ...........................         1.00%          1.00%          1.50%          1.00%
 Ratio of net investment income (loss) to
   average net assets (b) ...................         0.94%          1.02%          1.62%          1.94%
 Ratio of commissions paid to number
   of shares ................................         6.04%           N/A           6.15%           N/A
 Portfolio turnover rate(a) .................       160.27%        121.62%        189.22%         72.73%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                     C.A.S.E.
                                                  QUALITY GROWTH
                                                     PORTFOLIO
                                                    December 31
                                              -----------------------
                                                1996          1995(c)
                                              --------       --------
Net asset value, beginning of period ...      $  10.84       $  10.00

 Income from operations:
  Net investment income (loss) ..........         0.07           0.14
  Net realized and unrealized gain (loss)
    on investments ......................         1.83           1.50
                                              --------       --------
   Total income (loss) from operations ..         1.90           1.64
                                              --------       --------
 Distributions:
  Dividends from net investment income ..        (0.06)         (0.14)
  Dividends in excess of net investment
    income ..............................        (0.03)          0.00
  Distributions from net realized gains
    on investments ......................        (0.36)         (0.66)
  Distributions in excess of net realized
    gains on investments ................         0.00           0.00
                                              --------       --------
   Total distributions ..................        (0.45)         (0.80)
                                              --------       --------
Net asset value, end of period .........      $  12.29       $  10.84
                                              ========       ========
Total return (a) ........................        17.54%         13.61%

Ratios and supplemental data:
 Net assets at end of period
   (in thousands) ......................      $  1,853       $  1,150
 Ratio of expenses to average
   net assets (b) .......................         1.50%          1.00%
 Ratio of net investment income (loss) to
   average net assets (b) ...............         0.61%          1.28%
 Ratio of commissions paid to number
   of shares ............................         6.18%           N/A
 Portfolio turnover rate (a) ............       185.87%        119.63%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 5.

(a) For periods less than one year the total return and portfolio turnover rate are not annualized.
(b) For periods less than one year the ratio of expenses to average net assets and the ratio of net investment income to average net assets are annualized.
(c) The inception of this portfolio was May 1, 1995.

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

DECEMBER 31, 1996

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The WRL Series Fund, Inc., (the "Fund") is a diversified, open-end, investment management company registered under the Investment Company Act of 1940, as amended. The fund was incorporated on August 21,1985, as a Maryland corporation and commenced operations on October 2, 1986.

    The Fund consists of a series of investment Portfolios, including the C.A.S.E. Growth Portfolio, the C.A.S.E. Growth & Income Portfolio, and the C.A.S.E. Quality Growth Portfolio (the "Portfolios"). Shares of the Portfolios are sold to the WRL Series Annuity Account (the "Annuity Account") of Western Reserve Life Assurance Co. of Ohio ("WRL"), to fund benefits under the C.A.S.E. Reserve Variable Annuity Contracts. The Separate Account contains three investment options referred to as sub-accounts, each of which upon instructions received from contract owners of C.A.S.E. Reserve Variable Annuity Contracts, invests in a corres-ponding C.A.S.E. Portfolio.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A.  VALUATION OF INVESTMENTS

    Securities held by the Portfolios are valued at market value, except for short-term debt securities. Short-term debt securities maturing in 60 days or less are valued on the amortized cost basis, which approximates market value. Stocks are valued at the latest sale price on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the latest bid price is used. Bonds are valued using prices quoted by a major dealer in bonds which offers a pricing service. Certain pricing methodologies, such as matrix pricing of bonds, may involve the use of estimates and actual sales prices may differ. Securities for which quotations may not be readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

    The value of foreign securities are translated into U.S. dollars using foreign exchange spot rates.

B.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

    Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis for both tax and financial reporting purposes. Dividend income is recorded on the ex-dividend date, and interest income, including amortization of bond premium and accretion of discount, is accrued daily. Dividend income on foreign securities is recorded net of foreign tax expense.

    The accounting records of the Fund are maintained in U.S. dollars. For transactions denominated in a currency other than the U.S. dollar, purchases and sales of securities, income received, and expenses paid are translated into U.S. dollars at the foreign exchange spot rate on the date the transaction is recorded. Currency gain and loss is also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

    The unrealized gain or loss on forward foreign currency contracts is due to the difference between the foreign exchange contract rate and the foreign exchange forward rate applicable to that contract at the end of the period. This gain or loss becomes realized when the contract is closed or settled.

    Futures contracts and options are valued based upon daily settlement prices with the fluctuations in value recorded as unrealized gains and losses. These gains and losses become realized when the position is closed. The risks associated with the use of options and futures contracts involve the possibilities of an illiquid market and an imperfect correlation between the value of the instrument and the underlying security.

C.  FEDERAL INCOME TAXES

    It is the Fund's policy to distribute substantially all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Pursuant to Code Section 4982(f), regulated investment companies serving as funding vehicles for life

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

    NOTES 1 (CONTINUED)

    insurance company separate accounts are not subject to excise tax distribution requirements. Accordingly, no provision for Federal income taxes has been made.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

    Reclassifications between undistributed net investment income (UNII) and undistributed realized capital gains (URCG) were made to appropriately conform financial accounting and tax treatment of dividend distributions. Net investment income, net realized gains and net assets were not affected by these reclassifications. The Portfolios and the amounts of the reclassifications are as follows:

    PORTFOLIO                        UNII         UNCG
    ---------                        ----         ----
    C.A.S.E. Growth                $  5,002    $ (5,002)
    C.A.S.E. Growth & Income            400        (400)
    C.A.S.E. Quality Growth           6,233      (6,233)

D.  DIVIDENDS AND DISTRIBUTIONS

    Dividends of the Portfolios are typically declared and reinvested semi-annually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Separate Accounts on the next business day after declaration.

E.  ORGANIZATION COSTS

    All costs incurred in connection with the formation of the Fund and its Portfolios were paid by WRL.

F.  EXPENSE OFFSET ARRANGEMENT

    Fees paid indirectly, in the accompanying Statements of Operations, represent reductions in custody expenses in lieu of interest income earned on incidental uninvested cash balances. Such fees have been added to custody fees to reflect total Fund expenses.


NOTE 2--INVESTMENT ADVISORY AND TRANSACTIONS WITH AFFILIATES

A.  INVESTMENT ADVISORY

    The Fund has entered into an annually renewable investment advisory agreement for the Portfolios with WRL as investment adviser. The Fund pays to WRL, and charges to each respective Portfolio, advisory fees each month at the following annual rate expressed as a percentage of the average daily net assets of the respective Portfolio:

    PORTFOLIO                      PERCENT OF ASSETS
    ---------                      -----------------
    C.A.S.E. Growth                     .80%
    C.A.S.E. Growth & Income            .80%
    C.A.S.E. Quality Growth             .80%


    WRL has entered into a sub-advisory agreement with C.A.S.E. Management, Inc. Pursuant to the agreement, fifty percent of the advisory fee paid to WRL is due to C.A.S.E. Management, Inc.

    WRL currently voluntarily waives its advisory fees to the extent a Portfolio's normal operating expenses exceed the percentage of average daily net assets on an annualized basis of the Portfolio as listed below:

                                   PERCENT OF
    PORTFOLIO                        ASSETS
    ---------                        ------
    C.A.S.E. Growth                  1.00%
    C.A.S.E. Growth & Income         1.50%
    C.A.S.E. Quality Growth          1.50%

    The Portfolios are charged for expenses that specifically relate to their individual operations. All other operating expenses of the Fund that are not attributable to a specific Portfolio are allocated based upon the proportionate number of policy and contract owners of the underlying sub-accounts. WRL directly incurs and pays these operating expenses relating to the Fund, which subsequently reimburses WRL. All normal operating expenses that exceed the established expense limit set forth above will be borne by WRL.

    At a Special Meeting of Fund shareholders on December 16, 1996, a change in investment adviser from WRL to WRL Investment Management, Inc. (WRL Management) was approved,

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    NOTE 2 (CONTINUED)

    effective January 1, 1997. At the same meeting, shareholders also approved new investment advisory agreements ("New Advisory Agreements") between WRL Management and the Fund, on behalf of each Portfolio. The terms of the New Advisory Agreements are substantially the same as the terms of the current advisory agreements between WRL and each Portfolio. At the same Special Meeting., Fund shareholders also approved, effective January 1, 1997, new investment sub-advisory agreements ("New Sub-Advisory Agreements) between the Fund, on behalf of each Portfolio, and each respective sub-adviser for each Portfolio. The terms of the New Sub-Advisory Agreements are substantially the same as the terms of the current sub-advisory agreements. WRL Management is a direct, wholly-owned subsidiary of WRL.

B.  AFFILIATES

    WRL is an indirect wholly-owned subsidiary of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

C.  PLAN OF DISTRIBUTION

    Effective January 1, 1997, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI").

    Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing such Portfolio's shares, up to a maximum rate of 0.15% on an annualized basis of the average daily net assets.

    ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI seeking reimbursement, Contract Owners will be notified in advance.

D.  DEFERRED COMPENSATION PLAN

    Each eligible Director of the WRL Series Fund, Inc. who is not an officer or affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Deferred Compensation Plan for Directors of the WRL Series Fund, Inc. (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred amounts may be invested in any Portfolio of the IDEX Series Fund. Invested plan amounts are included in other assets. The total liability for deferred compensation to Directors under the Plan at December 31, 1996, is included in other liabilities in the accompanying Statement of Assets and Liabilities.

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3--SECURITIES TRANSACTIONS

    Securities transactions are summarized as follows:

                                                           C.A.S.E. GROWTH  C.A.S.E. QUALITY
                                         C.A.S.E. GROWTH      & INCOME           GROWTH
                                             PORTFOLIO        PORTFOLIO        PORTFOLIO
                                             ---------        ---------        ---------
For the year ended December 31, 1996:
  Purchases of securities:
   Long-term excluding U.S. Government..   $ 30,146,788     $  3,315,312      $  3,113,396
   U.S. Government securities ..........              0           12,884                 0
 Proceeds from maturities and sales
   of securities:
   Long-term excluding U.S. government..     13,395,262        2,780,350         2,663,504
   U.S. Government securities ..........              0           16,276                 0

NOTE 4--FEDERAL INCOME TAX MATTERS

    The income, expenses, gains and losses on security transactions attributed to each Portfolio for accounting purposes are also attributed to that Portfolio for Federal income tax purposes. Gains and losses on forward currency contracts, if applicable, are treated as ordinary income for Federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

    Each Portfolio has and will continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, and accordingly, has made or intends to make sufficient distributions of net investment income and net realized gains, if any, to relieve it from all Federal and state income taxes and Federal excise taxes.

    The net capital loss carryforwards noted below as of December 31, 1996, if applicable, are available to offset future realized capital gains through the periods listed. Each Portfolio will elect to treat the net capital losses incurred in the two month period ended December 31, 1996, (Post-October Losses Deferred), if applicable, as having been incurred in the following fiscal year.

                                                                       PRIOR YEAR                            NET CAPITAL
                                                                    NET CAPITAL LOSS   DECEMBER 31,1996         LOSS
                                     NET CAPITAL   POST-OCTOBER       CARRYFORWARD     NET CAPITAL LOSS     CARRYFORWARD
PORTFOLIO                               GAINS     LOSSES DEFERRED       UTILIZED         CARRYFORWARD     AVAILABLE THROUGH
---------                               -----     ---------------       --------         ------------     -----------------
C.A.S.E. Growth ..............       $629,925          $  0              $  0               $  0                 N/A
C.A.S.E. Growth & Income .....        102,838             0                 0                  0                 N/A
C.A.S.E. Quality Growth ......         62,944             0                 0                  0                 N/A

    The aggregate cost of investments and composition of unrealized appreciation and depreciation for Federal income tax purposes as of December 31, 1996, are as follows:

                                                                                 NET UNREALIZED
                                  FEDERAL TAX     UNREALIZED      UNREALIZED      APPRECIATION
PORTFOLIO                         COST BASIS     APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------                         ----------     ------------    ------------    --------------
C.A.S.E. Growth ...............   $ 19,785,427   $  2,101,782   $    540,624     $  1,561,158
C.A.S.E. Growth & Income ......      1,627,629        268,393         16,723         251,670
C.A.S.E. Quality Growth .......      1,628,519        239,704         24,310         215,394

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 5--FINANCIAL HIGHLIGHTS

    The total return reflects the advisory fee and all other Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges against the corresponding sub-accounts or the charges and deductions under the applicable annuity contracts. Where a Portfolio's period from inception is less than one year, the total return shown is not annualized.

    The ratio of expenses to average net assets in the Financial Highlights is net of the advisory fee waiver (see Note 2). Without the advisory fee waived by WRL, the ratio would be as follows:

                                             DECEMBER 31
                                          ------------------
PORTFOLIO                                  1996       1995 *
---------                                  ----       ------
C.A.S.E. Growth .....................      1.64%       4.15%
C.A.S.E. Growth & Income ............      3.34%       6.17%
C.A.S.E. Quality Growth .............      3.56%       5.91%

* The inception date of these Portfolios was May 1, 1995.

WRL SERIES FUND, INC.
--------------------------------------------------------------------------------

SUPPLEMENTARY INFORMATION

    Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matter put to a vote of the shareholders and provide final results.

    In adherence to this Amendment, WRL solicited a vote by the policyholders for:
    1. A new investment advisory agreement between the fund, on behalf of each portfolio, and WRL Investment Management, Inc., effective January 1, 1997;
    2. A new investment sub-advisory agreement for each Portfolio between WRL Management, Inc., on behalf of such Portfolio, and the Portfolio's current sub-adviser(s), effective January 1, 1997;
    3. A distribution plan pursuant to rule 12b-1 under the Investment Company Act of 1940, as amended, pursuant to which the Portfolios may reimburse InterSecurities, Inc., ("ISI") which will act as Distributor of the Fund's shares for distribution related expenses incurred by ISI in the performance of its duties as Distributor pursuant to a distribution agreement between ISI and the Fund.

    At a special shareholders/policyholders meeting on December 16, 1996 the results of the resolution were as follows:


                                            PROPOSAL 1
                               ---------------------------------
PORTFOLIOS                        FOR     AGAINST      ABSTAIN
----------                     -------   ---------   -----------
C.A.S.E. Growth                  95%         1%           4%
C.A.S.E. Growth & Income         98%         2%           0%
C.A.SE. Quality Growth           88%         6%           6%


                                            PROPOSAL 2
                               ---------------------------------
PORTFOLIOS                       FOR      AGAINST      ABSTAIN
----------                     -------   ---------   -----------
C.A.S.E. Growth                  95%         1%           4%
C.A.S.E. Growth & Income         98%         2%           0%
C.A.S.E. Quality Growth          88%        12%           0%


                                            PROPOSAL 3
                               ---------------------------------
PORTFOLIOS                       FOR      AGAINST      ABSTAIN
----------                     -------   ---------   -----------
C.A.S.E. Growth                  85%        11%           4%
C.A.S.E. Growth & Income         98%         2%           0%
C.A.SE. Quality Growth           88%        12%           0%

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At December 31, 1996
--------------------------------------------------------------------------------

                                                                   C.A.S.E. GROWTH   C.A.S.E. QUALITY
                                                 C.A.S.E. GROWTH      & INCOME            GROWTH
                                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
ASSETS:
 Investments:
  Investment in WRL Series Fund, Inc.:
   Shares .....................................      439,249.001       159,855.479       150,802.243
                                                 ===============   ===============    ==============
   Cost .......................................  $     5,276,732   $     1,815,854    $    1,657,943
                                                 ===============   ===============    ==============
  Investments, at net asset value .............  $     5,893,378   $     2,044,403    $    1,852,815
  Accrued transfers from (to) depositor - net .                0                 0                 0
                                                 ---------------   ---------------    --------------
   Total assets ...............................        5,893,378         2,044,403         1,852,815
                                                 ---------------   ---------------    --------------
LIABILITIES: ..................................                0                 0                 0
   Total net assets ...........................  $     5,893,378   $     2,044,403    $    1,852,815
                                                 ---------------   ---------------    --------------
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ......................................   374,512.007459    102,527.307380     91,681.641862
                                                 ===============   ===============    ==============
   Unit value .................................  $     13.882712   $     13.403523    $    13.077310
                                                 ===============   ===============    ==============
   Contract Owners' equity ....................  $     5,199,242   $     1,374,227    $    1,198,949
                                                 ---------------   ---------------    --------------
 Depositor's equity:
   Units ......................................    50,000.000000     50,000.000000     50,000.000000
                                                 ===============   ===============    ==============
   Unit value .................................  $     13.882712   $     13.403523    $    13.077310
                                                 ===============   ===============    ==============
   Depositor's equity .........................  $       694,136   $       670,176    $      653,866
                                                 ---------------   ---------------    --------------
   Total equity ...............................  $     5,893,378   $     2,044,403    $    1,852,815
                                                 ===============   ===============    ==============

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
STATEMENTS OF OPERATIONS
For the year or period ended December 31, 1996
--------------------------------------------------------------------------------

                                                                                    C.A.S.E. GROWTH       C.A.S.E. QUALITY
                                                             C.A.S.E. GROWTH           & INCOME                 GROWTH
                                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ......................................          $ 22,133               $ 18,113               $ 13,460
 Capital gain distributions ...........................            96,604                 82,838                 52,944
                                                                 --------               --------               --------
                                                                  118,737                100,951                 66,404
EXPENSES:
 Mortality and expense risk ...........................           (53,656)               (21,667)               (19,744)
                                                                 --------               --------               --------
  Net investment income (loss) ........................            65,081                 79,284                 46,660
 Net realized and unrealized gain (loss) on
   investments:
  Net realized gain (loss) from securities
   transactions .......................................            60,637                 53,092                 32,572
  Change in unrealized appreciation (depreciation) ....           564,848                152,362                166,380
                                                                 --------               --------               --------
   Net gain (loss) on investments .....................           625,485                205,454                198,952
                                                                 --------               --------               --------
   Net increase (decrease) in equity accounts resulting
     from operations ..................................          $690,566               $284,738               $245,612
                                                                 ========               ========               ========

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
STATEMENTS OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
-------------------------------------------------------------------------------

                                                                                  C.A.S.E. GROWTH
                                                        C.A.S.E. GROWTH              & INCOME
                                                          SUB-ACCOUNT               SUB-ACCOUNT
                                                          December 31               December 31
                                                   -----------------------   -----------------------
                                                      1996        1995(a)       1996        1995(a)
                                                      ----        -------       ----        -------
OPERATIONS:
  Net investment income (loss) .................   $   65,081   $   78,129   $   79,284   $   13,400
  Net gain (loss) on investments ...............      625,485       52,108      205,454       76,373
                                                   ----------   ----------   ----------   ----------
  Net increase (decrease) in equity accounts
    resulting from operations ..................      690,566      130,237      284,738       89,773

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..........    2,791,028    1,948,178      880,018      494,100
                                                   ----------   ----------   ----------   ----------
  Less cost of units redeemed:
   Administrative charges ......................        2,649            0          513            0
   Policy loans ................................            0            0            0            0
   Surrender benefits ..........................      163,812          170      203,303          410
   Death benefits ..............................            0            0            0            0
                                                   ----------   ----------   ----------   ----------
                                                      166,461          170      203,816          410
                                                   ----------   ----------   ----------   ----------
   Increase (decrease) in equity accounts
     from capital unit transactions ............    2,624,567    1,948,008      676,202      493,690
                                                   ----------   ----------   ----------   ----------
   Net increase (decrease) in equity accounts ..    3,315,133    2,078,245      960,940      583,463
  Depositors' equity contribution (redemption) .            0      500,000            0      500,000

EQUITY ACCOUNTS:
  Beginning of period ..........................    2,578,245            0    1,083,463            0
                                                   ----------   ----------   ----------   ----------
  End of period ................................   $5,893,378   $2,578,245   $2,044,403   $1,083,463
                                                   ==========   ==========   ==========   ==========


-------------------------------------------------------------------------------

                                                                  C.A.S.E. QUALITY
                                                                 GROWTH SUB-ACCOUNT
                                                                    December 31
                                                            ----------------------------
                                                               1996              1995(a)
                                                               ----              -------
OPERATIONS:
  Net investment income (loss) .......................      $   46,660         $   46,556
  Net gain (loss) on investments .....................         198,952             28,750
                                                            ----------         ----------
  Net increase (decrease) in equity accounts resulting
    from operations ..................................         245,612             75,306

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ................         532,594            574,835
                                                            ----------         ----------
  Less cost of units redeemed:
   Administrative charges ............................             691                  0
   Policy loans ......................................               0                  0
   Surrender benefits ................................          74,671                170
   Death benefits ....................................               0                  0
                                                            ----------         ----------
                                                                75,362                170
                                                            ----------         ----------
   Increase (decrease) in equity accounts from capital
     unit transactions ...............................         457,232            574,665
                                                            ----------         ----------
   Net increase (decrease) in equity accounts ........         702,844            649,971
  Depositors' equity contribution (redemption) .......               0            500,000

EQUITY ACCOUNTS:
  Beginning of period ................................       1,149,971                  0
                                                            ----------         ----------
  End of period ......................................      $1,852,815         $1,149,971
                                                            ==========         ==========

(a) The inception date of this sub-account was May 1, 1995.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
C.A.S.E RESERVE VARIABLE ANNUITY
SELECTED PER UNIT DATA AND RATIOS*
For the period ended
--------------------------------------------------------------------------------

                                                                              C.A.S.E.                    C.A.S.E. GROWTH
                                                                        GROWTH SUB-ACCOUNT             & INCOME SUB-ACCOUNT
                                                                            December 31                     December 31
                                                                      ----------------------          -----------------------
                                                                       1996          1995(c)           1996           1995(c)
                                                                       ----          -------           ----           -------
Accumulation unit value, beginning of period ...................      $11.96          $10.00          $11.38          $10.00

 Income from operations:

  Net investment income (loss) .................................        0.20            0.85            0.57            0.22

  Net realized and unrealized gain (loss) on investments .......        1.72            1.11            1.45            1.16
                                                                      ------          ------          ------          ------

   Total income (loss) from operations .........................        1.92            1.96            2.02            1.38
                                                                      ------          ------          ------          ------

Accumulation unit value, end of period .........................      $13.88          $11.96          $13.40          $11.38
                                                                      ======          ======          ======          ======

Total return (a) ...............................................       16.04%          19.64%          17.74%          13.84%

Ratios and supplemental data:

 Net assets at end of period (in thousands) ....................      $5,893          $2,578          $2,044          $1,083

 Ratio of net investment income (loss) to average net assets (b)        1.51%          11.12%           4.57%           3.07%

--------------------------------------------------------------------------------

                                                                             C.A.S.E QUALITY
                                                                           GROWTH SUB-ACCOUNT
                                                                               December 31
                                                                        -------------------------
                                                                         1996             1995(c)
                                                                         ----             -------
Accumulation unit value, beginning of period ...................        $11.27            $10.00

 Income from operations:

  Net investment income (loss) .................................          0.35              0.70

  Net realized and unrealized gain (loss) on investments .......          1.46              0.57
                                                                        ------            ------

   Total income (loss) from operations .........................          1.81              1.27
                                                                        ------            ------

Accumulation unit value, end of period .........................        $13.08            $11.27
                                                                        ======            ======

Total return (a) ...............................................         16.08%            12.66%

Ratios and supplemental data:

 Net assets at end of period (in thousands) ....................        $1,853            $1,150

 Ratio of net investment income (loss) to average net assets (b)          2.95%             9.72%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

(a) For periods less than one year the total return is not annualized.
(b) For periods less than one year the ratio of net investment income to average net assets is annualized.
(c) The inception date of this sub-account was May 1, 1995.

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1996

NOTE 1--ORGANIZATION AND SUMMARY
        OF SIGNIFICANT ACCOUNTING
        POLICIES

   The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended.

   The Annuity Account holds assets that support the benefits under flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL, including the C.A.S.E. Reserve Variable Annuity. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

   The C.A.S.E. Reserve Variable Annuity investment options, referred to as sub-accounts, are the C.A.S.E. Growth Sub-Account, the C.A.S.E. Growth & Income Sub-Account, and the C.A.S.E. Quality Growth Sub-Account. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. The investment manager for these three portfolios is C.A.S.E. Management, Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS

   The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on December 31, 1996. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income, and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

   The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2--CHARGES AND DEDUCTIONS

   Charges are assessed by WRL in connection with issuance and administration of the Contracts.

A. CONTRACT CHARGES

   No deduction for sales expenses are made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

   On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B. SUB-ACCOUNT CHARGES

   A daily charge equal to an annual rate of 1.25% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3--DIVIDENDS AND DISTRIBUTIONS

   Dividends of the Portfolios are typically declared and reinvested semiannually, while capital gain distributions are typically declared and reinvested annually.

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3 (CONTINUED)

Dividends and distributions of the Fund are generally paid to and reinvested by the Annuity Account the next business day after declaration.

NOTE 4--OTHER MATTERS

   As of December 31, 1996 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
-----------
C.A.S.E. Growth              $ 616,646
C.A.S.E. Growth & Income       228,549
C.A.S.E. Quality Growth        194,872

                     This Page Intentionally Left Blank.

--------------------------------------------------------------------------------
          W  R  L    S  E  R  I  E  S    F  U  N  D  ,    I  N  C  .
--------------------------------------------------------------------------------

                          WRL SERIES ANNUITY ACCOUNT

                     OFFICE OF THE WRL SERIES FUND, INC.
                          WRL SERIES ANNUITY ACCOUNT
                             201 Highland Avenue
                             Largo, FL 33770-2597
                                1-800-851-9777

                          ---------------------------

                                 DISTRIBUTOR:
                            InterSecurities, Inc.
                             201 Highland Avenue
                             Largo, FL 33770-2597

                          ---------------------------

                               FUND CUSTODIAN:
                        Investors Bank & Trust Company
                               89 South Street
                               Boston, MA 02111

                          ---------------------------

                             INVESTMENT ADVISER:
                       WRL Investment Management, Inc.
                             201 Highland Avenue
                             Largo, FL 33770-2957

                          ---------------------------

                                 SUB-ADVISER:
                          C.A.S.E. Management, Inc.
                               2255 Glades Road
                                 Suite 221-A
                             Boca Raton, FL 33431

                          ---------------------------

                                   INSURER:
                  Western Reserve Life Assurance Co. of Ohio
                             201 Highland Avenue
                             Largo, FL 33770-2597

                          ---------------------------

                           INDEPENDENT ACCOUNTANTS:
                             Price Waterhouse LLP
                                1055 Broadway
                            Kansas City, MO 64105

                     THIS MATERIAL IS FOR CONTRACT HOLDER'S
                    REPORTING PURPOSES ONLY AND SHALL NOT BE
                    USED IN CONNECTION WITH A SOLICITATION,
                     OFFER OR ANY PROPOSED SALE OR PURCHASE
                      OF SECURITIES. THIS MATERIAL MUST BE
                    PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

                                 [C.A.S.E. LOGO]
                   -------------------------------------------
                    Western Reserve Life Assurance Co. of Ohio
                       Distributor: InterSecurities, Inc.
               201 Highland Avenue /bullet/ Largo, FL 33770-2597

February 1997
ACC00008 (2/97)

         Appendix to Electronic Format                               Page 1 of 1

         WRL Series Fund. Inc.
         C.A.S.E. Reserve Variable Annuity

Page 1   (photo)    Shown is John R. Kenney, Chairman of the Board

Page 4   (graph 1)  Mountain graph depicting the change in value of a
                    $10,000 investment in the portfolio since inception versus the Wilshire 5000 Index (Wilshire) over the same time frame.

                                                      Portfolio  Wilshire Index
                           Inception 5/1/95            $10,000     $10,000
                           Period Ended 12/31/95       $12,065     $12,028
                           FYE 12/31/96                $14,176     $14,294

Page 5   (graph 2)  Mountain graph depicting the change in value of a
                    $10,000 investment in the portfolio since inception versus the Standard & Poor's Index of 500 Common Stocks (S&P) over the same time frame.

                                                      Portfolio  S&P Index
                           Inception 5/1/95            $10,000    $10,000
                           Period Ended 12/31/95       $11,480    $12,186
                           FYE 12/31/96                $13,686    $14,984

Page 6   (graph 3)  Mountain graph depicting the change in value of a

                    $10,000 investment in the portfolio since inception versus the Standard & Poor's Index of 500 Common Stocks (S&P) over the same time frame.

                                                      Portfolio  S&P Index
                           Inception 5/1/95            $10,000    $10,000
                           Period Ended 12/31/95       $11,361    $12,186
                           FYE 12/31/96                $13,353    $14,984